Asset and Goodwill Impairment Testing (Tables)	12 Months Ended
Dec. 31, 2019
Impairment of Assets [Abstract]
Summary of Pre-tax Impairment Reversal and (Asset Impairments) Recorded in Statement of Income
The following pre-tax asset impairments were recorded in the statement of income:

Asset Impairments

(CAD$ in millions)	2019	2018
Fort Hills CGU	$(1,241)	$—
Frontier oil sands project	(1,129)	—
Steelmaking coal CGU	(289)	—
Other	(31)	(41)
Total	$(2,690)	$(41)

Summary of Key Assumptions Used in Our Asset Impairment Reversal and Goodwill Impairment Analyses
The following are the key assumptions used in our impairment testing calculations during the years ended December 31, 2019 and 2018:

	2019	2018
WCS heavy oil prices	Current price used in initial year, increased to a real long-term price in 2024 of US$50 per barrel	N/A
Steelmaking coal prices	Current price used in initial year, increased to a real long-term price in 2024 of US$150 per tonne	Current price used in initial year, decreased to a real long-term price in 2023 of US$150 per tonne
Copper prices	Current price used in initial year, increased to a real long-term price in 2024 of US$3.00 per pound	Current price used in initial year, increased to a real long-term price in 2023 of US$3.00 per pound
Discount rate	5.4%—6.0%	6.0%
Long-term foreign exchange rate	1 U.S. to 1.30 Canadian dollars	1 U.S. to 1.25 Canadian dollars
Inflation rate	2%	2%